FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2012	December 31, 2011
Designated derivative instruments -Liabilities:
Interest rate swaps	78,986	70,071
Cross currency interest rate swaps	1,909	2,012

Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,486	1,445
Cross currency interest rate swaps	107	97
Swaptions	6,682	6,245
	89,170	79,870

Schedule of interest rate swap transactions designated as hedges against specific loans
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

(in thousands of $) Notional Principal as at June 30, 2012	Inception date	Maturity date	Fixed interest rate
348,947 (reducing to 122,632)	March 2010	March 2015	1.96% - 2.22%
174,859 (reducing to 153,804)	April 2006	May 2019	3.67% - 6.00%
86,612 (remaining at 86,612)	September 2007	September 2012	4.85%
40,623 (reducing to 24,794)	March 2008	August 2018	4.05% - 4.15%
47,818 (reducing to 23,394)	April 2011	December 2018	2.13% - 2.80%
47,600 (reducing to 22,114)	May 2011	January 2019	1.70% - 2.58%
100,000 (remaining at 100,000)	August 2011	August 2021	2.50% - 2.93%
9,200 (increasing to 39,100)	May 2012	May 2022	1.80% - 1.85%
9,200 (increasing to 40,633)	June 2012	August 2022	1.76% - 1.78%
84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

* This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	$84.6 million	October 2010	April 2014

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at June 30, 2012 and December 31, 2011 are as follows:

(in thousands of $)	June 30, 2012 Carrying value	June 30, 2012 Fair value	December 31, 2011 Carrying value	December 31, 2011 Fair value
Non-derivatives:
Cash and cash equivalents	100,788	100,788	94,915	94,915
Available for sale securities	39,644	39,644	23,324	23,324
NOK500 million senior unsecured bonds due 2014	73,297	68,096	74,583	63,769
8.5% Senior Notes due 2013	274,209	273,181	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	107,011	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts – long-term payables	89,170	89,170	79,870	79,870

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	June 30, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	100,788	100,788
Available for sale securities	39,664	23,131		16,533
Total assets	140,452	123,919	-	16,533
Liabilities:
NOK500 million senior unsecured bonds due 2014	73,297	68,096
8.5% Senior Notes due 2013	274,209	273,181
3.75% unsecured convertible bonds due 2016	125,000	107,011
Interest rate swap contracts – long-term payables	89,170	89,170
Total liabilities	561,676	537,458	-	-